Statement of Changes in Net Assets Available for Benefits - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income
Interest and dividends	$ 35,212,763
Net appreciation in fair value of investments	680,980,968
Net investment income	716,193,731
Interest income on notes receivable from participants	4,323,753
Contributions
Employer	118,849,233
Participant	203,827,434
Rollovers	39,871,534
Total contributions	362,548,201
Net additions	1,083,065,685
Deductions from net assets available for benefits attributable to:
Benefits paid to participants	483,541,255
Administrative expenses	1,114,643
Total deductions	484,655,898
Net increase in net assets available for benefits	598,409,787
Beginning of year	4,192,509,403
End of year	$ 4,790,919,190